2012 Acquired Business	12 Months Ended
Dec. 31, 2011
2012 Acquired Business
21.	2012 Acquired Business

The following are condensed combining financial statements of the Company. These financial statements present the financial position of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011. The column titled “Historical Teekay Tankers” represents this information before being retroactively adjusted to include the 2012 Acquired Business between (a) the date that the Company and the acquired vessels were both under the common control of Teekay and had begun operations and (b) the date the Company acquired the vessels from Teekay Corporation in June 2012.

	Teekay Tankers Ltd.
	Condensed Combined Statement of (Loss) Income (in thousands of U.S. dollars)
	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
REVENUES
Time charter revenues	78,780	76,811	155,591	86,244	71,351	157,595	88,057	52,472	140,529
Net pool revenues	30,894	17,264	48,158	47,914	26,673	74,587	69,851	47,727	117,578
Voyage charter revenues	—	—	—	24	2,847	2,871	1,782	4,420	6,202
Interest income from investment in term loans	11,323	—	11,323	5,297	—	5,297	—	—	—

Total revenues	120,997	94,075	215,072	139,479	100,871	240,350	159,690	104,619	264,309

OPERATING EXPENSES
Voyage expenses	2,697	752	3,449	2,544	2,757	5,301	5,452	2,051	7,503
Vessel operating expenses	42,056	42,033	84,089	44,453	37,197	81,650	46,644	32,816	79,460
Time-charter hire expense	4,046	—	4,046	—	—	—	—	—	—
Depreciation and amortization	43,185	31,297	74,482	45,455	31,862	77,317	45,158	31,043	76,201
General and administrative	8,609	7,516	16,125	9,789	6,831	16,620	11,800	8,075	19,875
Vessel impairments and net loss on sale of vessels	—	58,034	58,034	1,864	—	1,864	—	—	—
Goodwill impairment charge	13,310	5,984	19,294	—	—	—	—	—	—

Total operating expenses	113,903	145,616	259,519	104,105	78,647	182,752	109,054	73,985	183,039

Income from operations	7,094	(51,541)	(44,447)	35,374	22,224	57,598	50,636	30,634	81,270

OTHER ITEMS
Interest expense	(4,185)	(36,354)	(40,539)	(7,513)	(43,627)	(51,140)	(12,082)	(24,133)	(36,215)
Interest income	57	14	71	97	3	100	70	—	70
Realized and unrealized (loss) gain on derivative instruments	(11,444)	(16,339)	(27,783)	(10,536)	(18,148)	(28,684)	4,310	7,648	11,958
Other expenses	(587)	210	(377)	(1,113)	97	(1,016)	(850)	(773)	(1,623)

Total other items	(16,159)	(52,469)	(68,628)	(19,065)	(61,675)	(80,740)	(8,552)	(17,258)	(25,810)

Net (loss) income	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)	42,084	13,376	55,460

	Teekay Tankers Ltd.
	Condensed Combined Balance Sheet
	(in thousands of U.S. dollars)
	As at December 31, 2011			As at December 31, 2010
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
ASSETS
Current
Cash and cash equivalents	15,859	2,707	18,566	12,450	2,439	14,889
Pool receivables from affiliates, net	2,664	1,696	4,360	8,606	2,451	11,057
Accounts receivable	157	2,028	2,185	175	2,167	2,342
Interest receivable on investment in term loans	1,754	—	1,754	1,811	—	1,811
Due from affiliates	12,610	153,736	166,346	12,357	45,311	57,668
Prepaid expenses	3,395	2,864	6,259	2,492	2,520	5,012
Other current assets	308	—	308	146	—	146

Total current assets	36,747	163,031	199,778	38,037	54,888	92,925

Vessels and equipment
At cost, less accumulated depreciation	716,567	593,929	1,310,496	757,437	678,041	1,435,478
Investment in term loans	116,844	—	116,844	116,014	—	116,014
Loan to joint venture	9,830	—	9,830	9,830	—	9,830
Other non-current assets	1,938	2,583	4,521	1,889	2,993	4,882
Goodwill	—	—	—	13,310	5,984	19,294

Total assets	881,926	759,543	1,641,469	936,517	741,906	1,678,423

LIABILITIES AND EQUITY
Current
Accounts payable	1,935	2,429	4,364	2,124	1,870	3,994
Accrued liabilities	7,423	7,104	14,527	7,949	8,574	16,523
Current portion of long-term debt	1,800	24,468	26,268	1,800	18,565	20,365
Current portion of derivative instruments	4,027	2,625	6,652	4,509	6,954	11,463
Deferred revenue	1,777	1,932	3,709	2,028	4,373	6,401
Due to affiliates	4,999	86,201	91,200	5,841	264,877	270,718
Other current liabilities	115	—	115	277	—	277

Total current liabilities	22,076	124,759	146,835	24,528	305,213	329,741

Long-term debt	347,100	535,362	882,462	452,228	415,490	867,718
Derivative instruments	20,151	8,408	28,559	14,339	20,647	34,986
Other long-term liabilities	3,228	2,221	5,449	2,733	2,454	5,187

Total liabilities	392,555	670,750	1,063,305	493,828	743,804	1,237,632

Commitments and contingencies (notes 6,10 and 15)
Equity
Common stock and additional paid-in capital	588,441	—	588,441	481,336	—	481,336
Accumulated deficit	(99,070)	—	(99,070)	(38,647)	—	(38,647)
Dropdown Predecessor equity (deficit)	—	88,793	88,793	—	(1,898)	(1,898)

Total equity	489,371	88,793	578,164	442,689	(1,898)	440,791

Total liabilities and equity	881,926	759,543	1,641,469	936,517	741,906	1,678,423

	Teekay Tankers Ltd.
	Condensed Combined Statement of Cash Flows (in thousands of U.S. dollars)
	Year Ended December 31, 2011			Year Ended December 31, 2010			Year Ended December 31, 2009
	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $	Historical Teekay Tankers $	2012 Acquired Business $	Total $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net (loss) income	(9,065)	(104,010)	(113,075)	16,309	(39,451)	(23,142)	42,084	13,376	55,460
Non-cash items:
Depreciation and amortization	43,185	31,297	74,482	45,455	31,862	77,317	45,158	31,043	76,201
Unrealized loss (gain) on derivative instruments	5,330	(16,568)	(11,238)	4,955	8,870	13,825	(9,033)	(13,820)	(22,853)
Vessel impairments and net loss on sale of vessels	—	58,034	58,034	1,864	—	1,864	—	—	—
Goodwill impairment charge	13,310	5,984	19,294	—	—	—	—	—	—
Other	143	410	553	(764)	574	(190)	423	426	849
Change in non-cash working capital items related to operating activities	2,202	(3,035)	(833)	(3,238)	1,277	(1,961)	24,678	10,652	35,330
Expenditures for dry docking	—	(3,197)	(3,197)	(6,190)	(3,121)	(9,311)	(11,485)	(4,305)	(15,790)

Net operating cash flow	55,105	(31,085)	24,020	58,391	11	58,402	91,825	37,372	129,197

FINANCING ACTIVITIES
Proceeds from long-term debt	15,000	—	15,000	185,000	—	185,000	—	—	—
Repayments of long-term debt	(1,800)	—	(1,800)	(3,150)	—	(3,150)	(3,600)	—	(3,600)
Prepayment of long-term debt	(118,328)	—	(118,328)	(33,050)	—	(33,050)	(20,000)	—	(20,000)
Proceeds from long-term debt of Dropdown Predecessor	—	269, 874	269,874	37,222	18,382	55,604	257,121	248,106	505,227
Repayment of long-term debt of Dropdown Predecessor	—	(18,567)	(18,567)	—	(18,567)	(18,567)	—	(18,238)	(18,238)
Prepayment of long-term debt of Dropdown Predecessor	—	—	—	(306,169)	132,705	(173,464)	(366,719)	(186,481)	(553,200)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit, LLC and Iskmati Spirit LLC	—	—	—	(244,185)	—	(244,185)	—	—	—
Acquisition of Ashkini Spirit LLC from Teekay Corporation	—	—	—	—	—	—	(57,000)	—	(57,000)
Contribution of capital from Teekay Corporation to Dropdown Predecessor	—	69,169	69,169	128,900	(164,591)	(35,691)	99,649	(104,809)	(5,160)
Net advances from (to) affiliates	—	(287,101)	(287,101)	127,982	40,233	168,215	(27,605)	27,321	(284)
Proceeds from issuance of Class A common stock	112,054	—	112,054	211,978	—	211,978	68,600	—	68,600
Shares issuance costs	(4,949)	—	(4,949)	(9,395)	—	(9,395)	(3,092)	—	(3,092)
Cash dividends paid	(51,358)	—	(51,358)	(55,244)	—	(55,244)	(50,350)	—	(50,350)

Net financing cash flow	(49,381)	33,375	(16,006)	39,889	8,162	48,051	(102,996)	(34,101)	(137,097)

INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment	—	—	—	35,396	—	35,396	—	—	—
Expenditures for vessels and equipment	(2,315)	(2,022)	(4,337)	(6,253)	(5,734)	(11,987)	(5,095)	(3,271)	(8,366)
Advances to joint venture	—	—	—	(9,830)	—	(9,830)	—	—	—
Investment in term loans	—	—	—	(115,575)	—	(115,575)	—	—	—

Net investing cash flow	(2,315)	(2,022)	(4,337)	(96,262)	(5,734)	(101,996)	(5,095)	(3,271)	(8,366)

Cash and cash equivalents:
Increase (decrease)	3,409	268	3,677	2,018	2,439	4,457	(16,266)	—	(16,266)
Beginning of the year	12,450	2,439	14,889	10,432	—	10,432	26,698	—	26,698

End of the year	15,859	2,707	18,566	12,450	2,439	14,889	10,432	—	10,432